Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores and current ratings has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:    http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000

OSFI Covered Bond Limit			$33,993,073,880

Weighted average maturity of Outstanding Covered Bonds (months)				41.07
Weighted average remaining term of Loans in Cover Pool (months)				26.52

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lower of (i) LTV Adjusted True Balance, and	$31,078,644,039	A (i)	$33,417,824,092
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$31,078,644,039
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$455,255,984
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$30,623,388,054

Valuation Calculation

Trading Value of Covered Bonds	$22,592,683,714

A = LTV Adjusted Present Value	$33,589,496,191	Weighted Average Effective Yield
		For All Loans:	2.83%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$33,589,496,191

Intercompany Loan Balance

Guarantee Loan	$22,217,699,501
Demand Loan	$11,158,455,059
Total	$33,376,154,560

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
May 30, 2014	$105,818	0.00%

Cover Pool Flow of Funds

	30-May-2014		30-Apr-2014
Cash Inflows
Principal Receipts	$633,394,268		$576,299,444
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$90,785,920		$88,138,452
Swap receipts	$81,394,394	(1)	$79,660,058	(2)
Cash Outflows
Swap payment	($90,785,920)	(1)	($88,138,452)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($81,231,606)	(1)	($79,500,738)	(2)
Intercompany Loan principal	($633,394,268)	(1)	($576,299,444)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$162,789		$159,320

(1) Cash settlement to occur on June 17, 2014
(2) Cash settlement occurred on May 20, 2014

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$34,049,510,788
Current Month Ending Balance	$33,416,010,703
Number of Mortgages in Pool	224,091
Average Mortgage Size	$149,118
Number of Properties	186,565
Number of Borrowers	178,366

Weighted Average LTV - Authorized	68.35%
Weighted Average LTV - Drawn	62.07%
Weighted Average LTV - Original Authorized	72.72%
Weighted Average Mortgage Rate	3.05%
Weighted Average Seasoning (Months)	28.14
Weighted Average Original Term (Months)	54.67
Weighted Average Remaining Term (Months)	26.52

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	223,703	99.83	$33,347,409,140	99.79
30 to 59 days past due	194	0.09	$37,122,704	0.11
60 to 89 days past due	56	0.02	$9,777,448	0.03
90 or more days past due	138	0.06	$21,701,412	0.06
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,072	12.08	$4,603,808,205	13.78
British Columbia	41,743	18.63	$8,139,038,479	24.36
Manitoba	8,139	3.63	$870,508,552	2.61
New Brunswick	3,746	1.67	$304,005,446	0.91
Newfoundland	2,620	1.17	$282,937,661	0.85
Northwest Territories	66	0.03	$10,489,778	0.03
Nova Scotia	6,801	3.03	$647,098,027	1.94
Nunavut	3	0.00	$180,823	0.00
Ontario	89,974	40.15	$13,849,493,385	41.45
Prince Edward Island	766	0.34	$66,019,957	0.20
Quebec	36,144	16.13	$3,761,155,220	11.26
Saskatchewan	6,826	3.05	$847,158,833	2.54
Yukon	191	0.09	$34,116,337	0.10
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	155	0.07	$21,153,064	0.06
499 and below	608	0.27	$91,316,737	0.27
500 - 539	464	0.21	$74,808,647	0.22
540 - 559	405	0.18	$59,343,140	0.18
560 - 579	616	0.27	$102,109,508	0.31
580 - 599	1,023	0.46	$168,145,255	0.50
600 - 619	1,741	0.78	$285,553,384	0.85
620 - 639	3,053	1.36	$504,804,325	1.51
640 - 659	4,972	2.22	$810,881,186	2.43
660 - 679	7,525	3.36	$1,242,482,074	3.72
680 - 699	10,113	4.51	$1,658,679,449	4.96
700 - 719	12,900	5.76	$2,039,560,882	6.10
720 - 739	14,388	6.42	$2,270,793,734	6.80
740 - 759	15,282	6.82	$2,397,847,645	7.18
760 - 779	16,548	7.38	$2,605,755,317	7.80
780 - 799	18,383	8.20	$2,881,552,507	8.62
800 and above	115,915	51.73	$16,201,223,850	48.48
Total	224,091	100.00	$33,416,010,703	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	154,160	68.79	$22,055,659,419	66.00
Variable	69,931	31.21	$11,360,351,284	34.00
Total	224,091	100.00	$33,416,010,703	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	86,906	38.78	$15,348,615,582	45.93
Homeline Mortgage Segment	137,185	61.22	$18,067,395,121	54.07
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	23,865	10.65	$3,755,410,725	11.24
Owner Occupied	200,226	89.35	$29,660,599,978	88.76
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	71	0.03	$16,072,464	0.05
2.0000% - 2.4999%	33,972	15.16	$6,140,424,702	18.38
2.5000% - 2.9999%	81,807	36.51	$12,962,695,285	38.79
3.0000% - 3.4999%	47,287	21.10	$6,626,401,273	19.83
3.5000% - 3.9999%	41,781	18.64	$5,625,429,168	16.83
4.0000% - 4.4999%	14,811	6.61	$1,627,793,991	4.87
4.5000% - 4.9999%	1,594	0.71	$152,842,825	0.46
5.0000% - 5.4999%	699	0.31	$72,855,560	0.22
5.5000% - 5.9999%	876	0.39	$78,404,993	0.23
6.0000% - 6.4999%	1,171	0.52	$111,449,021	0.33
6.5000% - 6.9999%	17	0.01	$1,310,173	0.00
7.0000% and above	5	0.00	$331,247	0.00
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	35,951	16.04	$4,929,401,374	14.75
12.00 - 23.99	84,346	37.64	$12,164,818,148	36.40
24.00 - 35.99	43,241	19.30	$6,710,853,644	20.08
36.00 - 47.99	40,442	18.05	$6,486,676,967	19.41
48.00 - 59.99	18,115	8.08	$2,860,381,654	8.56
60.00 - 71.99	1,512	0.67	$205,518,564	0.62
72.00 - 83.99	327	0.15	$35,163,490	0.11
84.00 and above	157	0.07	$23,196,862	0.07
Total	224,091	100.00	$33,416,010,703	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	99,074	44.21	$5,069,566,696	15.17
100,000 - 149,999	39,921	17.81	$4,964,878,830	14.86
150,000 - 199,999	29,662	13.24	$5,147,810,780	15.41
200,000 - 249,999	19,688	8.79	$4,401,711,161	13.17
250,000 - 299,999	12,889	5.75	$3,518,396,136	10.53
300,000 - 349,999	7,924	3.54	$2,559,856,877	7.66
350,000 - 399,999	4,859	2.17	$1,813,131,574	5.43
400,000 - 449,999	2,996	1.34	$1,268,257,596	3.80
450,000 - 499,999	1,999	0.89	$944,401,048	2.83
500,000 - 549,999	1,308	0.58	$684,206,574	2.05
550,000 - 599,999	928	0.41	$532,336,161	1.59
600,000 - 649,999	601	0.27	$375,863,363	1.12
650,000 - 699,999	470	0.21	$316,576,624	0.95
700,000 - 749,999	325	0.15	$235,267,363	0.70
750,000 - 799,999	207	0.09	$160,136,050	0.48
800,000 - 849,999	186	0.08	$153,317,079	0.46
850,000 - 899,999	153	0.07	$133,900,832	0.40
900,000 - 949,999	156	0.07	$144,342,347	0.43
950,000 - 999,999	116	0.05	$112,870,196	0.34
1,000,000 and above	629	0.28	$879,183,417	2.63
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	25,626	11.44	$3,695,050,186	11.06
Detached	169,150	75.48	$25,310,508,742	75.74
Duplex	4,637	2.07	$671,499,257	2.01
Fourplex	1,176	0.52	$226,530,794	0.68
Other	979	0.44	$144,732,536	0.43
Row (Townhouse)	11,498	5.13	$1,717,679,057	5.14
Semi-detached	9,781	4.36	$1,445,208,398	4.32
Triplex	1,244	0.56	$204,801,734	0.61
Total	224,091	100.00	$33,416,010,703	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,134	5.43	$339,277,305	1.02
20.01 - 25.00	3,459	1.85	$235,058,050	0.70
25.01 - 30.00	3,844	2.06	$320,620,458	0.96
30.01 - 35.00	4,387	2.35	$440,033,381	1.32
35.01 - 40.00	5,325	2.85	$633,586,093	1.90
40.01 - 45.00	5,911	3.17	$773,391,648	2.31
45.01 - 50.00	7,995	4.29	$1,193,256,390	3.57
50.01 - 55.00	8,141	4.36	$1,347,072,911	4.03
55.01 - 60.00	10,520	5.64	$1,918,297,802	5.74
60.01 - 65.00	14,487	7.77	$3,061,922,914	9.16
65.01 - 70.00	14,340	7.69	$3,201,158,204	9.58
70.01 - 75.00	30,722	16.47	$5,757,551,086	17.23
75.01 - 80.00	67,287	36.07	$14,192,801,895	42.47
> 80.00 or Not Available*	13	0.01	$1,982,565	0.01
Total	186,565	100.00	$33,416,010,703	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,397	8.25	$610,629,432	1.83
20.01 - 25.00	5,905	3.17	$451,740,395	1.35
25.01 - 30.00	6,696	3.59	$622,202,286	1.86
30.01 - 35.00	7,651	4.10	$840,908,923	2.52
35.01 - 40.00	8,599	4.61	$1,120,170,347	3.35
40.01 - 45.00	9,693	5.20	$1,362,673,825	4.08
45.01 - 50.00	11,593	6.21	$1,849,754,338	5.54
50.01 - 55.00	12,598	6.75	$2,184,798,359	6.54
55.01 - 60.00	14,831	7.95	$2,830,687,834	8.47
60.01 - 65.00	16,548	8.87	$3,608,898,097	10.80
65.01 - 70.00	18,689	10.02	$4,244,613,033	12.70
70.01 - 75.00	27,300	14.63	$6,261,859,970	18.74
75.01 - 80.00	30,984	16.61	$7,409,597,863	22.17
> 80.00 or Not Available*	81	0.04	$17,476,003	0.05
Total	186,565	100.00	$33,416,010,703	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$67,501,744	$0	$0	$0	$67,501,744
	20.01 - 25.00	$51,357,738	$0	$0	$0	$51,357,738
	25.01 - 30.00	$77,608,583	$0	$0	$0	$77,608,583
	30.01 - 35.00	$110,236,554	$0	$0	$0	$110,236,554
	35.01 - 40.00	$150,318,996	$0	$0	$0	$150,318,996
	40.01 - 45.00	$172,883,979	$180,939	$0	$173,815	$173,238,733
	45.01 - 50.00	$247,042,160	$85,418	$0	$0	$247,127,579
	50.01 - 55.00	$299,459,928	$633,705	$548,891	$206,683	$300,849,207
	55.01 - 60.00	$377,266,978	$529,165	$0	$0	$377,796,143
	60.01 - 65.00	$464,310,378	$97,162	$98,846	$189,149	$464,695,535
	65.01 - 70.00	$581,761,690	$525,306	$156,716	$546,449	$582,990,161
	70.01 - 75.00	$934,836,181	$2,126,716	$0	$608,931	$937,571,828
	75.01 - 80.00	$1,056,046,700	$1,722,440	$169,006	$980,562	$1,058,918,707
	> 80.00 or Not Available*	$3,596,698	$0	$0	$0	$3,596,698
Total Alberta		$4,594,228,306	$5,900,851	$973,459	$2,705,589	$4,603,808,205

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$165,614,157	$22,354	$0	$0	$165,636,511
	20.01 - 25.00	$129,337,237	$0	$0	$46,596	$129,383,833
	25.01 - 30.00	$169,341,051	$2,362,722	$0	$432,879	$172,136,653
	30.01 - 35.00	$225,780,984	$0	$0	$72,213	$225,853,196
	35.01 - 40.00	$308,075,483	$0	$0	$0	$308,075,483
	40.01 - 45.00	$377,801,611	$0	$95,826	$228,457	$378,125,894
	45.01 - 50.00	$502,956,640	$507,734	$330,913	$49,930	$503,845,216
	50.01 - 55.00	$591,482,093	$1,762,727	$151,693	$398,311	$593,794,824
	55.01 - 60.00	$755,772,513	$538,774	$181,410	$167,741	$756,660,438
	60.01 - 65.00	$961,676,119	$1,159,027	$0	$977,818	$963,812,964
	65.01 - 70.00	$1,005,009,289	$514,600	$579,959	$971,396	$1,007,075,244
	70.01 - 75.00	$1,416,883,244	$938,347	$0	$1,692,937	$1,419,514,528
	75.01 - 80.00	$1,506,536,498	$2,591,504	$208,161	$1,949,040	$1,511,285,202
	> 80.00 or Not Available*	$3,117,620	$0	$0	$720,873	$3,838,493
Total British Columbia		$8,119,384,539	$10,397,788	$1,547,962	$7,708,190	$8,139,038,479

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,248,077	$65,608	$0	$0	$12,313,684
	20.01 - 25.00	$8,534,761	$0	$0	$0	$8,534,761
	25.01 - 30.00	$12,181,507	$0	$0	$0	$12,181,507
	30.01 - 35.00	$15,440,883	$0	$0	$0	$15,440,883
	35.01 - 40.00	$23,931,185	$90,178	$0	$0	$24,021,362
	40.01 - 45.00	$26,455,262	$0	$0	$0	$26,455,262
	45.01 - 50.00	$37,729,619	$0	$0	$98,939	$37,828,558
	50.01 - 55.00	$43,722,748	$0	$0	$0	$43,722,748
	55.01 - 60.00	$63,066,349	$117,623	$0	$0	$63,183,972
	60.01 - 65.00	$78,701,406	$151,499	$0	$330,241	$79,183,145
	65.01 - 70.00	$107,692,751	$0	$0	$0	$107,692,751
	70.01 - 75.00	$173,291,984	$108,653	$0	$0	$173,400,637
	75.01 - 80.00	$265,412,533	$420,880	$0	$0	$265,833,413
	> 80.00 or Not Available*	$715,868	$0	$0	$0	$715,868
Total Manitoba		$869,124,932	$954,441	$0	$429,180	$870,508,552

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$4,104,116	$0	$0	$0	$4,104,116
	20.01 - 25.00	$2,653,707	$0	$0	$0	$2,653,707
	25.01 - 30.00	$4,628,974	$0	$0	$0	$4,628,974
	30.01 - 35.00	$6,248,135	$0	$0	$0	$6,248,135
	35.01 - 40.00	$8,079,037	$0	$0	$0	$8,079,037
	40.01 - 45.00	$10,104,940	$0	$65,783	$0	$10,170,724
	45.01 - 50.00	$13,036,086	$0	$0	$0	$13,036,086
	50.01 - 55.00	$13,539,186	$0	$0	$0	$13,539,186
	55.01 - 60.00	$21,966,704	$0	$0	$49,786	$22,016,490
	60.01 - 65.00	$25,261,874	$344,234	$0	$0	$25,606,108
	65.01 - 70.00	$37,048,054	$140,526	$0	$0	$37,188,580
	70.01 - 75.00	$67,577,423	$0	$0	$472,042	$68,049,465
	75.01 - 80.00	$88,080,389	$76,480	$0	$369,337	$88,526,206
	> 80.00 or Not Available*	$158,633	$0	$0	$0	$158,633
Total New Brunswick		$302,487,258	$561,239	$65,783	$891,165	$304,005,446

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,304,071	$0	$0	$0	$5,304,071
	20.01 - 25.00	$4,085,627	$0	$0	$0	$4,085,627
	25.01 - 30.00	$4,166,710	$0	$0	$0	$4,166,710
	30.01 - 35.00	$6,376,115	$0	$0	$0	$6,376,115
	35.01 - 40.00	$6,671,486	$0	$0	$0	$6,671,486
	40.01 - 45.00	$8,733,824	$0	$0	$0	$8,733,824
	45.01 - 50.00	$12,069,058	$63,505	$0	$0	$12,132,564
	50.01 - 55.00	$18,142,032	$0	$0	$0	$18,142,032
	55.01 - 60.00	$19,411,595	$0	$167,160	$0	$19,578,755
	60.01 - 65.00	$26,380,102	$0	$71,757	$0	$26,451,859
	65.01 - 70.00	$32,795,551	$0	$0	$0	$32,795,551
	70.01 - 75.00	$62,799,178	$0	$0	$309,905	$63,109,083
	75.01 - 80.00	$74,897,675	$266,643	$0	$0	$75,164,318
	> 80.00 or Not Available*	$225,666	$0	$0	$0	$225,666
Total Newfoundland		$282,058,691	$330,148	$238,917	$309,905	$282,937,661

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$91,313	$0	$0	$0	$91,313
Territories	20.01 - 25.00	$25,574	$0	$0	$0	$25,574
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$71,668	$0	$0	$0	$71,668
	35.01 - 40.00	$195,722	$0	$0	$0	$195,722
	40.01 - 45.00	$482,934	$0	$0	$0	$482,934
	45.01 - 50.00	$1,331,755	$0	$0	$0	$1,331,755
	50.01 - 55.00	$1,348,830	$0	$0	$0	$1,348,830
	55.01 - 60.00	$801,947	$0	$0	$0	$801,947
	60.01 - 65.00	$1,002,210	$0	$0	$0	$1,002,210
	65.01 - 70.00	$804,613	$0	$0	$0	$804,613
	70.01 - 75.00	$2,452,079	$0	$0	$0	$2,452,079
	75.01 - 80.00	$1,881,132	$0	$0	$0	$1,881,132
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$10,489,778	$0	$0	$0	$10,489,778

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,681,762	$0	$5,417	$0	$11,687,179
	20.01 - 25.00	$8,010,134	$0	$13,517	$0	$8,023,652
	25.01 - 30.00	$12,392,700	$0	$0	$55,838	$12,448,539
	30.01 - 35.00	$14,035,422	$0	$0	$0	$14,035,422
	35.01 - 40.00	$19,465,663	$0	$0	$22,833	$19,488,496
	40.01 - 45.00	$23,241,527	$0	$0	$218,866	$23,460,393
	45.01 - 50.00	$32,578,421	$0	$0	$0	$32,578,421
	50.01 - 55.00	$35,411,661	$0	$52,254	$93,958	$35,557,872
	55.01 - 60.00	$47,406,907	$0	$77,351	$119,363	$47,603,621
	60.01 - 65.00	$65,967,041	$73,857	$0	$0	$66,040,898
	65.01 - 70.00	$82,595,271	$310,788	$0	$31,767	$82,937,826
	70.01 - 75.00	$133,702,759	$35,507	$85,945	$0	$133,824,211
	75.01 - 80.00	$158,533,160	$31,062	$0	$380,799	$158,945,020
	> 80.00 or Not Available*	$466,479	$0	$0	$0	$466,479
Total Nova Scotia		$645,488,905	$451,214	$234,484	$923,424	$647,098,027

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$89,132	$0	$0	$0	$89,132
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$91,691	$0	$0	$0	$91,691
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$180,823	$0	$0	$0	$180,823

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$247,167,154	$69,991	$92,444	$0	$247,329,589
	20.01 - 25.00	$184,916,709	$154,593	$0	$0	$185,071,302
	25.01 - 30.00	$254,935,736	$177,246	$0	$47,990	$255,160,972
	30.01 - 35.00	$344,369,100	$313,944	$0	$0	$344,683,045
	35.01 - 40.00	$443,320,967	$143,463	$69,440	$0	$443,533,869
	40.01 - 45.00	$555,779,440	$477,501	$0	$310,041	$556,566,982
	45.01 - 50.00	$762,112,725	$255,916	$0	$97,379	$762,466,020
	50.01 - 55.00	$873,543,034	$772,991	$123,475	$503,021	$874,942,521
	55.01 - 60.00	$1,150,401,144	$1,762,996	$0	$108,645	$1,152,272,785
	60.01 - 65.00	$1,501,703,945	$1,183,464	$500,637	$953,085	$1,504,341,131
	65.01 - 70.00	$1,834,479,418	$1,924,998	$513,553	$301,729	$1,837,219,697
	70.01 - 75.00	$2,593,051,674	$3,807,780	$1,768,332	$1,086,392	$2,599,714,177
	75.01 - 80.00	$3,074,976,606	$3,704,136	$1,658,332	$1,326,623	$3,081,665,697
	> 80.00 or Not Available*	$4,416,759	$108,838	$0	$0	$4,525,597
Total Ontario		$13,825,174,411	$14,857,859	$4,726,211	$4,734,904	$13,849,493,385

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$982,538	$0	$0	$0	$982,538
Island	20.01 - 25.00	$671,688	$0	$0	$0	$671,688
	25.01 - 30.00	$1,031,449	$0	$0	$0	$1,031,449
	30.01 - 35.00	$1,453,341	$0	$0	$0	$1,453,341
	35.01 - 40.00	$1,579,836	$0	$0	$0	$1,579,836
	40.01 - 45.00	$1,826,941	$0	$0	$0	$1,826,941
	45.01 - 50.00	$4,153,605	$0	$0	$0	$4,153,605
	50.01 - 55.00	$4,477,802	$0	$0	$0	$4,477,802
	55.01 - 60.00	$4,469,164	$0	$0	$0	$4,469,164
	60.01 - 65.00	$5,681,778	$0	$0	$0	$5,681,778
	65.01 - 70.00	$8,335,209	$0	$0	$0	$8,335,209
	70.01 - 75.00	$13,594,429	$0	$0	$0	$13,594,429
	75.01 - 80.00	$17,556,042	$0	$206,134	$0	$17,762,177
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Prince Edward Island		$65,813,823	$0	$206,134	$0	$66,019,957

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$86,081,352	$34,062	$19,610	$0	$86,135,025
	20.01 - 25.00	$55,698,403	$0	$0	$0	$55,698,403
	25.01 - 30.00	$74,926,253	$113,361	$0	$90,401	$75,130,015
	30.01 - 35.00	$101,016,613	$0	$0	$18,061	$101,034,674
	35.01 - 40.00	$135,699,059	$435,364	$57,087	$0	$136,191,510
	40.01 - 45.00	$157,926,794	$0	$0	$109,399	$158,036,193
	45.01 - 50.00	$201,216,233	$0	$0	$0	$201,216,233
	50.01 - 55.00	$253,949,349	$196,805	$0	$564,436	$254,710,591
	55.01 - 60.00	$326,595,276	$359,217	$399,501	$77,144	$327,431,138
	60.01 - 65.00	$389,120,768	$456,890	$0	$319,633	$389,897,290
	65.01 - 70.00	$439,531,515	$183,038	$0	$375,767	$440,090,320
	70.01 - 75.00	$657,647,490	$153,422	$154,796	$1,013,176	$658,968,883
	75.01 - 80.00	$870,813,670	$675,868	$1,013,756	$684,382	$873,187,676
	> 80.00 or Not Available*	$3,048,586	$0	$0	$378,684	$3,427,270
Total Quebec		$3,753,271,361	$2,608,027	$1,644,751	$3,631,082	$3,761,155,220

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,127,236	$0	$0	$0	$9,127,236
	20.01 - 25.00	$6,115,041	$0	$0	$0	$6,115,041
	25.01 - 30.00	$7,655,616	$0	$0	$0	$7,655,616
	30.01 - 35.00	$14,268,825	$0	$0	$0	$14,268,825
	35.01 - 40.00	$20,935,857	$0	$0	$0	$20,935,857
	40.01 - 45.00	$24,269,512	$0	$0	$0	$24,269,512
	45.01 - 50.00	$32,951,508	$246,287	$0	$0	$33,197,795
	50.01 - 55.00	$41,653,514	$49,679	$0	$0	$41,703,194
	55.01 - 60.00	$56,748,120	$0	$0	$0	$56,748,120
	60.01 - 65.00	$79,230,310	$0	$0	$0	$79,230,310
	65.01 - 70.00	$103,026,012	$377,729	$0	$0	$103,403,741
	70.01 - 75.00	$183,381,820	$0	$0	$367,973	$183,749,793
	75.01 - 80.00	$265,705,307	$387,442	$139,746	$0	$266,232,495
	> 80.00 or Not Available*	$521,299	$0	$0	$0	$521,299
Total Saskatchewan		$845,589,976	$1,061,137	$139,746	$367,973	$847,158,833

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$327,294	$0	$0	$0	$327,294
	20.01 - 25.00	$119,067	$0	$0	$0	$119,067
	25.01 - 30.00	$53,268	$0	$0	$0	$53,268
	30.01 - 35.00	$1,207,065	$0	$0	$0	$1,207,065
	35.01 - 40.00	$1,078,694	$0	$0	$0	$1,078,694
	40.01 - 45.00	$1,214,742	$0	$0	$0	$1,214,742
	45.01 - 50.00	$840,506	$0	$0	$0	$840,506
	50.01 - 55.00	$2,009,553	$0	$0	$0	$2,009,553
	55.01 - 60.00	$2,125,261	$0	$0	$0	$2,125,261
	60.01 - 65.00	$2,954,870	$0	$0	$0	$2,954,870
	65.01 - 70.00	$4,079,340	$0	$0	$0	$4,079,340
	70.01 - 75.00	$7,910,856	$0	$0	$0	$7,910,856
	75.01 - 80.00	$10,195,820	$0	$0	$0	$10,195,820
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$34,116,337	$0	$0	$0	$34,116,337

Grand Total		$33,347,409,140	$37,122,704	$9,777,448	$21,701,412	$33,416,010,703

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.20	0.00	0.00	0.00	0.20
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.33	0.00	0.00	0.00	0.33
	35.01 - 40.00	0.45	0.00	0.00	0.00	0.45
	40.01 - 45.00	0.52	0.00	0.00	0.00	0.52
	45.01 - 50.00	0.74	0.00	0.00	0.00	0.74
	50.01 - 55.00	0.90	0.00	0.00	0.00	0.90
	55.01 - 60.00	1.13	0.00	0.00	0.00	1.13
	60.01 - 65.00	1.39	0.00	0.00	0.00	1.39
	65.01 - 70.00	1.74	0.00	0.00	0.00	1.74
	70.01 - 75.00	2.80	0.01	0.00	0.00	2.81
	75.01 - 80.00	3.16	0.01	0.00	0.00	3.17
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.75	0.02	0.00	0.01	13.78

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.50	0.00	0.00	0.00	0.50
	20.01 - 25.00	0.39	0.00	0.00	0.00	0.39
	25.01 - 30.00	0.51	0.01	0.00	0.00	0.52
	30.01 - 35.00	0.68	0.00	0.00	0.00	0.68
	35.01 - 40.00	0.92	0.00	0.00	0.00	0.92
	40.01 - 45.00	1.13	0.00	0.00	0.00	1.13
	45.01 - 50.00	1.51	0.00	0.00	0.00	1.51
	50.01 - 55.00	1.77	0.01	0.00	0.00	1.78
	55.01 - 60.00	2.26	0.00	0.00	0.00	2.26
	60.01 - 65.00	2.88	0.00	0.00	0.00	2.88
	65.01 - 70.00	3.01	0.00	0.00	0.00	3.01
	70.01 - 75.00	4.24	0.00	0.00	0.01	4.25
	75.01 - 80.00	4.51	0.01	0.00	0.01	4.52
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total British Columbia		24.30	0.03	0.00	0.02	24.36

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.32	0.00	0.00	0.00	0.32
	70.01 - 75.00	0.52	0.00	0.00	0.00	0.52
	75.01 - 80.00	0.79	0.00	0.00	0.00	0.80
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.60	0.00	0.00	0.00	2.61

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.07	0.00	0.00	0.00	0.07
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.19	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.22	0.00	0.00	0.00	0.22
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.84	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.25	0.00	0.00	0.00	0.25
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.40
	75.01 - 80.00	0.47	0.00	0.00	0.00	0.48
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.94

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.74	0.00	0.00	0.00	0.74
	20.01 - 25.00	0.55	0.00	0.00	0.00	0.55
	25.01 - 30.00	0.76	0.00	0.00	0.00	0.76
	30.01 - 35.00	1.03	0.00	0.00	0.00	1.03
	35.01 - 40.00	1.33	0.00	0.00	0.00	1.33
	40.01 - 45.00	1.66	0.00	0.00	0.00	1.67
	45.01 - 50.00	2.28	0.00	0.00	0.00	2.28
	50.01 - 55.00	2.61	0.00	0.00	0.00	2.62
	55.01 - 60.00	3.44	0.01	0.00	0.00	3.45
	60.01 - 65.00	4.49	0.00	0.00	0.00	4.50
	65.01 - 70.00	5.49	0.01	0.00	0.00	5.50
	70.01 - 75.00	7.76	0.01	0.01	0.00	7.78
	75.01 - 80.00	9.20	0.01	0.00	0.00	9.22
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Ontario		41.37	0.04	0.01	0.01	41.45

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.26	0.00	0.00	0.00	0.26
	20.01 - 25.00	0.17	0.00	0.00	0.00	0.17
	25.01 - 30.00	0.22	0.00	0.00	0.00	0.22
	30.01 - 35.00	0.30	0.00	0.00	0.00	0.30
	35.01 - 40.00	0.41	0.00	0.00	0.00	0.41
	40.01 - 45.00	0.47	0.00	0.00	0.00	0.47
	45.01 - 50.00	0.60	0.00	0.00	0.00	0.60
	50.01 - 55.00	0.76	0.00	0.00	0.00	0.76
	55.01 - 60.00	0.98	0.00	0.00	0.00	0.98
	60.01 - 65.00	1.16	0.00	0.00	0.00	1.17
	65.01 - 70.00	1.32	0.00	0.00	0.00	1.32
	70.01 - 75.00	1.97	0.00	0.00	0.00	1.97
	75.01 - 80.00	2.61	0.00	0.00	0.00	2.61
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.23	0.01	0.00	0.01	11.26

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.55	0.00	0.00	0.00	0.55
	75.01 - 80.00	0.80	0.00	0.00	0.00	0.80
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.53	0.00	0.00	0.00	2.54

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.79	0.11	0.03	0.06	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,453,884	0.00
	499 and below	$2,578,954	0.01
	500 - 539	$286,702	0.00
	540 - 559	$625,243	0.00
	560 - 579	$526,492	0.00
	580 - 599	$968,447	0.00
	600 - 619	$1,315,972	0.00
	620 - 639	$2,210,412	0.01
	640 - 659	$3,002,748	0.01
	660 - 679	$5,306,287	0.02
	680 - 699	$10,213,942	0.03
	700 - 719	$18,384,345	0.06
	720 - 739	$21,186,423	0.06
	740 - 759	$23,151,340	0.07
	760 - 779	$33,319,580	0.10
	780 - 799	$43,874,375	0.13
	800 and above	$442,224,287	1.32
Total		$610,629,432	1.83

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$476,905	0.00
	499 and below	$1,826,854	0.01
	500 - 539	$223,096	0.00
	540 - 559	$274,543	0.00
	560 - 579	$278,487	0.00
	580 - 599	$939,710	0.00
	600 - 619	$591,990	0.00
	620 - 639	$1,895,439	0.01
	640 - 659	$3,576,826	0.01
	660 - 679	$4,998,079	0.01
	680 - 699	$8,491,292	0.03
	700 - 719	$15,245,997	0.05
	720 - 739	$19,180,170	0.06
	740 - 759	$19,128,766	0.06
	760 - 779	$23,408,518	0.07
	780 - 799	$34,600,123	0.10
	800 and above	$316,603,599	0.95
Total		$451,740,395	1.35

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,107,082	0.00
	499 and below	$1,522,115	0.00
	500 - 539	$281,653	0.00
	540 - 559	$352,363	0.00
	560 - 579	$818,257	0.00
	580 - 599	$3,422,196	0.01
	600 - 619	$1,704,530	0.01
	620 - 639	$3,215,148	0.01
	640 - 659	$6,505,424	0.02
	660 - 679	$10,400,870	0.03
	680 - 699	$11,265,769	0.03
	700 - 719	$16,404,368	0.05
	720 - 739	$23,575,995	0.07
	740 - 759	$32,682,783	0.10
	760 - 779	$36,621,498	0.11
	780 - 799	$44,591,734	0.13
	800 and above	$427,730,503	1.28
Total		$622,202,286	1.86

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,813,609	0.01
	499 and below	$3,481,396	0.01
	500 - 539	$650,745	0.00
	540 - 559	$769,228	0.00
	560 - 579	$1,393,466	0.00
	580 - 599	$1,459,805	0.00
	600 - 619	$1,644,327	0.00
	620 - 639	$4,643,047	0.01
	640 - 659	$7,702,549	0.02
	660 - 679	$13,974,461	0.04
	680 - 699	$16,116,358	0.05
	700 - 719	$32,777,328	0.10
	720 - 739	$30,999,153	0.09
	740 - 759	$42,218,716	0.13
	760 - 779	$48,899,906	0.15
	780 - 799	$65,859,938	0.20
	800 and above	$566,504,893	1.70
Total		$840,908,923	2.52

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$1,113,747	0.00
	499 and below	$2,053,155	0.01
	500 - 539	$787,968	0.00
	540 - 559	$503,805	0.00
	560 - 579	$2,126,692	0.01
	580 - 599	$1,218,619	0.00
	600 - 619	$4,592,902	0.01
	620 - 639	$4,911,722	0.01
	640 - 659	$11,297,505	0.03
	660 - 679	$20,325,558	0.06
	680 - 699	$26,882,046	0.08
	700 - 719	$39,707,870	0.12
	720 - 739	$50,602,647	0.15
	740 - 759	$58,884,660	0.18
	760 - 779	$65,653,626	0.20
	780 - 799	$82,971,936	0.25
	800 and above	$746,535,890	2.23
Total		$1,120,170,347	3.35

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,119,499	0.00
	499 and below	$4,512,115	0.01
	500 - 539	$1,744,888	0.01
	540 - 559	$1,678,902	0.01
	560 - 579	$1,595,015	0.00
	580 - 599	$2,351,979	0.01
	600 - 619	$3,559,904	0.01
	620 - 639	$8,540,287	0.03
	640 - 659	$16,446,507	0.05
	660 - 679	$26,417,314	0.08
	680 - 699	$38,209,931	0.11
	700 - 719	$53,082,721	0.16
	720 - 739	$67,299,467	0.20
	740 - 759	$70,407,812	0.21
	760 - 779	$86,409,365	0.26
	780 - 799	$102,125,252	0.31
	800 and above	$877,172,868	2.63
Total		$1,362,673,825	4.08

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,181,024	0.01
	499 and below	$5,703,660	0.02
	500 - 539	$4,320,888	0.01
	540 - 559	$2,324,375	0.01
	560 - 579	$1,943,407	0.01
	580 - 599	$5,712,552	0.02
	600 - 619	$6,185,216	0.02
	620 - 639	$15,793,112	0.05
	640 - 659	$29,696,030	0.09
	660 - 679	$42,512,548	0.13
	680 - 699	$62,731,612	0.19
	700 - 719	$74,106,025	0.22
	720 - 739	$95,195,489	0.28
	740 - 759	$101,910,797	0.30
	760 - 779	$135,863,220	0.41
	780 - 799	$134,773,824	0.40
	800 and above	$1,127,800,559	3.38
Total		$1,849,754,338	5.54

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,946,998	0.01
	499 and below	$6,209,400	0.02
	500 - 539	$3,279,443	0.01
	540 - 559	$1,969,268	0.01
	560 - 579	$4,106,192	0.01
	580 - 599	$7,792,005	0.02
	600 - 619	$10,795,390	0.03
	620 - 639	$22,087,703	0.07
	640 - 659	$28,612,347	0.09
	660 - 679	$50,298,803	0.15
	680 - 699	$70,858,597	0.21
	700 - 719	$97,798,700	0.29
	720 - 739	$115,877,372	0.35
	740 - 759	$125,533,642	0.38
	760 - 779	$165,659,808	0.50
	780 - 799	$181,149,286	0.54
	800 and above	$1,290,823,403	3.86
Total		$2,184,798,359	6.54

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,053,606	0.01
	499 and below	$7,116,644	0.02
	500 - 539	$5,651,253	0.02
	540 - 559	$4,080,267	0.01
	560 - 579	$8,291,678	0.02
	580 - 599	$9,529,315	0.03
	600 - 619	$16,683,991	0.05
	620 - 639	$26,670,730	0.08
	640 - 659	$54,480,526	0.16
	660 - 679	$75,958,471	0.23
	680 - 699	$103,921,148	0.31
	700 - 719	$139,362,676	0.42
	720 - 739	$176,329,596	0.53
	740 - 759	$188,341,635	0.56
	760 - 779	$196,600,938	0.59
	780 - 799	$243,164,589	0.73
	800 and above	$1,572,450,772	4.71
Total		$2,830,687,834	8.47

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,360,340	0.01
	499 and below	$12,582,001	0.04
	500 - 539	$6,133,429	0.02
	540 - 559	$4,805,356	0.01
	560 - 579	$10,512,390	0.03
	580 - 599	$14,288,428	0.04
	600 - 619	$34,203,064	0.10
	620 - 639	$50,093,933	0.15
	640 - 659	$77,816,023	0.23
	660 - 679	$110,381,853	0.33
	680 - 699	$164,268,618	0.49
	700 - 719	$206,812,845	0.62
	720 - 739	$230,181,137	0.69
	740 - 759	$250,345,504	0.75
	760 - 779	$285,301,472	0.85
	780 - 799	$341,578,678	1.02
	800 and above	$1,807,233,025	5.41
Total		$3,608,898,097	10.80

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$913,629	0.00
	499 and below	$8,609,133	0.03
	500 - 539	$7,745,455	0.02
	540 - 559	$9,363,766	0.03
	560 - 579	$10,135,463	0.03
	580 - 599	$21,577,649	0.06
	600 - 619	$30,657,140	0.09
	620 - 639	$61,784,176	0.18
	640 - 659	$89,936,727	0.27
	660 - 679	$140,782,037	0.42
	680 - 699	$206,847,013	0.62
	700 - 719	$251,755,771	0.75
	720 - 739	$264,418,838	0.79
	740 - 759	$312,009,955	0.93
	760 - 779	$333,649,905	1.00
	780 - 799	$382,840,615	1.15
	800 and above	$2,111,585,761	6.32
Total		$4,244,613,033	12.70

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$1,881,654	0.01
	499 and below	$15,790,577	0.05
	500 - 539	$18,157,452	0.05
	540 - 559	$12,226,292	0.04
	560 - 579	$19,390,344	0.06
	580 - 599	$38,569,324	0.12
	600 - 619	$61,771,859	0.18
	620 - 639	$111,058,929	0.33
	640 - 659	$160,516,243	0.48
	660 - 679	$254,080,098	0.76
	680 - 699	$354,218,152	1.06
	700 - 719	$413,424,081	1.24
	720 - 739	$449,509,026	1.35
	740 - 759	$468,137,497	1.40
	760 - 779	$515,355,130	1.54
	780 - 799	$580,188,805	1.74
	800 and above	$2,787,584,506	8.34
Total		$6,261,859,970	18.74

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,731,086	0.01
	499 and below	$19,330,733	0.06
	500 - 539	$24,741,641	0.07
	540 - 559	$20,243,667	0.06
	560 - 579	$39,847,303	0.12
	580 - 599	$59,928,202	0.18
	600 - 619	$110,264,178	0.33
	620 - 639	$190,878,929	0.57
	640 - 659	$319,604,933	0.96
	660 - 679	$485,548,335	1.45
	680 - 699	$582,296,661	1.74
	700 - 719	$677,652,590	2.03
	720 - 739	$725,303,873	2.17
	740 - 759	$704,020,072	2.11
	760 - 779	$678,050,218	2.03
	780 - 799	$643,228,724	1.92
	800 and above	$2,126,926,718	6.36
Total		$7,409,597,863	22.17

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$804,035	0.00
	540 - 559	$126,065	0.00
	560 - 579	$1,144,322	0.00
	580 - 599	$387,025	0.00
	600 - 619	$1,582,921	0.00
	620 - 639	$1,020,757	0.00
	640 - 659	$1,686,798	0.01
	660 - 679	$1,497,360	0.00
	680 - 699	$2,358,308	0.01
	700 - 719	$3,045,565	0.01
	720 - 739	$1,134,549	0.00
	740 - 759	$1,074,468	0.00
	760 - 779	$962,134	0.00
	780 - 799	$604,629	0.00
	800 and above	$47,065	0.00
Total		$17,476,003	0.05

Grand Total		$33,416,010,703	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - May 30, 2014	Page 20 of 20